Segmented Information (Tables)	12 Months Ended
Jan. 31, 2024
Text block [abstract]
Summary of Segment Information
Details of segment information were as
follows:

For the year ended January 31, 2024	Powersports segment	Marine segment	Inter- segment eliminations	Total

Revenues	$9,934.7	$446.0	$(13.7)	$10,367.0
Cost of sales	7,298.7	480.7	(13.7)	7,765.7
Gross profit (loss)	2,636.0	(34.7)	—	2,601.3

Total operating expenses				1,444.3	[a]
Operating income				1,157.0

Financing costs				209.3
Financing income				(16.6)
Foreign exchange loss on long-term debt				10.2
Income before income taxes				954.1
Income tax expense				209.6

Net income				$744.5
[a]
Including an impairment charge of $116.3 million related to the Marine segment.

For the year ended January 31, 2023	Powersports segment	Marine segment	Inter- segment eliminations	Total

Revenues	$9,544.8	$518.9	$(30.3)	$10,033.4
Cost of sales	7,087.7	476.6	(30.3)	7,534.0
Gross profit	2,457.1	42.3	—	2,499.4

Total operating expenses				1,132.3
Operating income				1,367.1

Financing costs				114.8
Financing income				(6.0)
Foreign exchange loss on long-term debt				92.4
Income before income taxes				1,165.9
Income tax expense				300.5

Net income				$865.4

Summary of Geographical Information on Company's Revenues, Property,Plant and Equipment and Intangible Assets
The following table provides geographic information on Company’s revenues, property, plant and equipment, intangible assets and right-of-use
assets. The attribution of revenues was based on customer locations.

	Revenues		Property, plant and equipment, intangible assets and right-of-use assets
	Years ended		As at
	January 31, 2024	January 31, 2023	January 31, 2024	January 31, 2023
United States	$6,242.2	$6,029.7	$336.9	$388.7
Canada	1,609.8	1,556.4	901.0	912.0
Europe	1,236.6	1,238.9	222.5	223.2
Asia Pacific	658.0	738.1	118.4	122.6
Mexico	228.2	167.8	920.0	799.9
Austria	29.9	23.4	326.6	283.0
Other	362.3	279.1	13.7	2.6
	$10,367.0	$10,033.4	$2,839.1	$2,732.0